NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended		24 Months Ended
	Nov. 18, 2015	Mar. 06, 2015	Oct. 01, 2014	Jan. 31, 2016	Sep. 30, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Mar. 30, 2016
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)						$ 15,000	$ 0	$ 40,500
Stock Issued During Period, Shares, New Issues						3,000	4,325,854
Warrants, Term of Warrants	5 years	4 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.125		$ 5.00			$ 5.00	$ 20.00
Proceeds from Warrant Exercises (in Dollars)							$ 153,756	44,000
Subsequent Event [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				140,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Stock Payable										90,206
Sale of Stock and Warrant to be Issued [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)								$ 15,000	$ 3,000
Stock Issued During Period, Shares, New Issues							3,000		600
Warrants, Term of Warrants							4 years		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 19.00	$ 5.00	$ 5.00
Stock Issued for Exercise of Warrants [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Warrant Exercises (in Dollars)					$ 24,000		$ 155,300	$ 68,000
Common Stock, Shares Subscribed but Unissued					2,400
Minimum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 6.50
Maximum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 7.50